PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, comprise:

	At December 31,
	2013	2014
Buildings	$239,665,560	$199,178,564
Leasehold improvement	129,294	129,294
Plant and machinery	812,802,994	854,152,473
Motor vehicles	3,245,386	3,132,933
Office equipment	13,264,375	12,830,576
Power stations	16,672,267	43,799,858
	1,085,779,876	1,113,223,698
Less: Accumulated depreciation	291,849,362	372,874,618
	793,930,514	740,349,080
Construction in progress	69,162,670	9,948,464
Property, plant and equipment, net	$863,093,184	$750,297,544

Construction in progress represents new production facilities under construction in ReneSola Zhejiang, ReneSola Jiangsu, Sichuan ReneSola and Sichuan Ruiyu.

The carrying amount of the power stations is $16.7 and $43.8million as of December 31, 2013 and 2014, respectively and was reclassified from project assets to property plant and equipment at the point it no longer met the held for sale criteria.

Depreciation expense for the years ended December 31, 2012, 2013 and 2014 was $93,501,714, $112,894,150 and 90,223,634, respectively.

During the third quarter of 2012, as a result of weak market conditions and a significant decline in the Company's market capitalization to a level lower than its net book value, the Company concluded that circumstances existed which required the Company to test certain long-lived assets for recoverability. Based on the recoverability tests performed, the Company determined that no impairment was required except for the mono furnaces which had previously been recorded as assets held-for-sale and were determined to be obsolete, after the counterparty reneged on their obligations under the contractual sales agreement. As a result, a total impairment charge of $6,437,716 was recognized.

During the third quarter of 2013, the Company concluded that it failed to achieve the cost reduction objectives of its ongoing technology improvement project, and as such the Company determined that it was no longer feasible to operate the Phase I facility without continuing to incur losses and recognized an impairment charge in its wafer segment accordingly. All production at the Sichuan Phase I facility was permanently ceased in October 2013. As a result, the Company recognized $194,694,559 impairment charge for the year ended December 31, 2013. The impairment charge was recognized as the amount by which the carrying amount exceeded the fair value of the idled assets. The fair value of the idled assets was estimated based on two market-based analyses, including an assessment that general machinery that could be sold in the market, based on second-hand market quotations and the specialized machines and associated facilities have scrap value associated with their metal components, net of dismantling cost, freights, and relevant taxes.